Accounts and Notes Receivable (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit losses:
Beginning balance	$ 405	$ 595	$ 393
Charge-offs	(136)	(446)	(170)
Recoveries	65	32	10
Provision	125	249	288
Foreign currency translation and other	(11)	(25)	74
Ending balance	$ 448	$ 405	$ 595